Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 16.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Trust(a)
Series 2022-1 Class A
09/20/2024	1.190%	212,614	211,551
Affirm Asset Securitization Trust(a)
Subordinated Series 2021-A Class B
08/15/2025	1.060%	1,750,000	1,709,763
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class D
12/12/2025	2.970%	2,586,595	2,562,616
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A2
11/18/2024	0.260%	156,825	156,227
Amur Equipment Finance Receivables IX LLC(a)
Series 2021-1A Class A2
11/20/2026	0.750%	412,755	398,053
Carmax Auto Owner Trust
Series 2019-2 Class A4
12/16/2024	2.770%	1,584,000	1,575,586
Series 2019-4 Class A3
11/15/2024	2.020%	1,123,640	1,115,997
Chase Issuance Trust
Series 2012-A7 Class A7
09/16/2024	2.160%	3,235,000	3,234,433
Credit Acceptance Auto Loan Trust(a)
Series 2019-3A Class A
11/15/2028	2.380%	448,271	447,826
Series 2020-1A Class A
02/15/2029	2.010%	1,191,144	1,189,102
Dell Equipment Finance Trust(a)
Subordinated Series 2020-1 Class B
04/24/2023	2.980%	2,225,000	2,224,313
DLLST LLC(a)
Series 2022-1A Class A1
05/22/2023	1.560%	1,832,608	1,823,268
Drive Auto Receivables Trust
Subordinated Series 2021-1 Class C
06/15/2027	1.020%	5,000,000	4,883,658
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	1,610,000	1,597,562
Series 2020-2A Class B
03/16/2026	2.080%	178,678	178,528
Series 2022-1A Class A
04/15/2026	1.580%	2,155,845	2,124,537
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	575,406	552,227
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-2A Class A
12/15/2026	0.830%	764,501	732,765
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	940,426	932,823
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	2,517,000	2,516,678
FREED ABS Trust(a)
Series 2021-3FP Class A
11/20/2028	0.620%	194,071	193,871
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	2,836,399	2,813,313
GM Financial Automobile Leasing Trust
Series 2021-1 Class A3
02/20/2024	0.260%	2,038,761	2,021,272
GM Financial Consumer Automobile Receivables Trust
Series 2020-3 Class A3
04/16/2025	0.450%	1,672,849	1,641,593
Harley-Davidson Motorcycle Trust
Series 2021-B Class A2
12/16/2024	0.240%	151,562	151,101
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	2,488,351	2,400,229
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	286,044	277,312
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class A
10/15/2028	2.731%	3,000,000	2,948,004
Series 2021-A Class A
12/15/2028	1.000%	450,508	447,708
Series 2021-B Class A
02/15/2029	1.110%	643,399	631,025
Series 2022-A Class A
06/15/2029	1.680%	774,201	763,645
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	231,202	223,650
Marlin Receivables LLC(a)
Series 2022-1A Class A1
07/20/2023	3.372%	1,692,994	1,689,608
MMAF Equipment Finance LLC(a)
Series 2017-B Class A4
11/15/2024	2.410%	258,788	258,603
Columbia Commodity Strategy Fund | First Quarter Report 2022	1

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	1,076,060	1,064,822
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	1,175,482	1,152,587
Series 2021-5 Class A
08/15/2029	1.530%	328,366	317,569
Pawnee Equipment Receivables LLC(a)
Series 2019-1 Class A2
10/15/2024	2.290%	177,054	176,810
Santander Drive Auto Receivables Trust
Series 2022-1 Class A3
11/17/2025	1.940%	1,575,000	1,550,895
Series 2022-2 Class A2
10/15/2026	2.120%	1,165,692	1,159,782
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	425,089	423,099
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	705,000	696,537
Santander Retail Auto Lease Trust(a)
Series 2021-B Class A2
01/22/2024	0.310%	520,750	517,539
SCF Equipment Leasing LLC(a)
Series 2021-1A Class A2
08/20/2026	0.420%	320,618	318,768
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	335,410	329,139
United Auto Credit Securitization Trust(a)
Series 2022-1 Class A
07/10/2024	1.110%	373,864	370,985
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	266,093	250,573
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	69,878	69,693
Series 2021-3 Class A
07/20/2031	0.830%	1,131,543	1,094,285
US Auto Funding(a)
Series 2021-1A Class A
07/15/2024	0.790%	62,733	62,368
Verizon Owner Trust
Series 2020-A Class A1A
07/22/2024	1.850%	1,008,823	1,004,020
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	1,687,238	1,642,013
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Automobile Lease Securitization Trust
Series 2022-A Class A2
10/15/2024	2.630%	2,090,911	2,074,107
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	850,000	825,124
Total Asset-Backed Securities — Non-Agency (Cost $62,456,654)			61,729,162

Commercial Mortgage-Backed Securities - Non-Agency 1.4%

Citigroup Commercial Mortgage Trust
Series 2013-GC11 Class AAB
04/10/2046	2.690%	159,877	159,554
COMM Mortgage Trust
Series 2013-CR6 Class A4
03/10/2046	3.101%	875,000	872,190
GS Mortgage Securities Corp. Trust(a),(b)
Series 2022-SHIP Class A
1-month Term SOFR + 0.731% Floor 0.731% 08/15/2024	2.690%	800,000	788,538
GS Mortgage Securities Trust(c)
Series 2013-GC13 Class A5
07/10/2046	4.175%	635,000	630,098
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
03/10/2046	3.185%	688,218	685,365
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A5
06/15/2046	3.337%	2,075,000	2,047,197
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $5,236,181)			5,182,942

Corporate Bonds & Notes 23.1%

Aerospace & Defense 0.6%
Boeing Co. (The)
02/01/2024	1.950%	875,000	846,469
L3Harris Technologies, Inc.
06/15/2023	3.850%	800,000	798,822
Raytheon Technologies Corp.
03/15/2024	3.200%	800,000	792,591
Total			2,437,882
Automotive 0.4%
Daimler Trucks Finance North America LLC(a),(b)
SOFR + 1.000% 04/05/2024	3.290%	850,000	847,040

2	Columbia Commodity Strategy Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Motor Credit Corp.
06/14/2024	0.500%	700,000	658,373
Total			1,505,413
Banking 8.2%
American Express Co.(b)
3-month USD LIBOR + 0.750% 08/03/2023	3.552%	1,150,000	1,151,446
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.580% 11/09/2022	3.447%	900,000	900,011
Bank of America Corp.(b)
3-month USD LIBOR + 0.430% 05/28/2024	3.342%	1,696,000	1,677,954
Bank of Montreal(b)
SOFR + 0.465% 01/10/2025	2.755%	1,100,000	1,079,939
Bank of New York Mellon Corp. (The)(b)
3-month USD LIBOR + 1.050% 10/30/2023	3.856%	1,125,000	1,125,970
Bank of Nova Scotia (The)(b)
SOFR + 0.380% 07/31/2024	2.670%	1,100,000	1,083,203
BBVA USA
08/27/2024	2.500%	1,000,000	972,327
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	2.381%	825,000	824,750
Citigroup, Inc.(b)
3-month USD LIBOR + 1.100% 05/17/2024	4.042%	1,700,000	1,700,146
Commonwealth Bank of Australia(a),(b)
3-month USD LIBOR + 0.820% 06/04/2024	2.431%	962,000	958,564
Cooperatieve Rabobank UA(b)
3-month USD LIBOR + 0.480% 01/10/2023	2.908%	800,000	800,034
Credit Suisse AG
08/09/2024	4.750%	900,000	894,507
Discover Bank
02/06/2023	3.350%	800,000	798,461
DNB Bank ASA(a)
12/02/2022	2.150%	900,000	896,617
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.600% 11/29/2023	4.643%	1,600,000	1,611,471
HSBC Holdings PLC(d)
08/17/2024	0.732%	1,150,000	1,103,592
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(d)
06/14/2025	3.845%	1,700,000	1,682,268
Morgan Stanley(b)
3-month USD LIBOR + 1.220% 05/08/2024	4.083%	1,625,000	1,627,598
National Australia Bank Ltd.(a),(b)
3-month USD LIBOR + 0.410% 12/13/2022	2.131%	865,000	864,660
Royal Bank of Canada(b)
3-month USD LIBOR + 0.660% 10/05/2023	2.953%	1,113,000	1,111,269
Skandinaviska Enskilda Banken AB(a),(b)
3-month USD LIBOR + 0.320% 09/01/2023	3.402%	850,000	844,235
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	900,000	876,490
Toronto-Dominion Bank (The)(b)
SOFR + 0.910% 03/08/2024	3.200%	1,050,000	1,047,392
Truist Bank(b)
SOFR + 0.200% 01/17/2024	2.490%	1,125,000	1,114,036
UBS Group AG(a),(b)
1-year CMT + 1.600% 08/05/2025	4.490%	1,000,000	997,064
US Bancorp
07/30/2024	2.400%	1,050,000	1,024,702
Wells Fargo & Co.(b)
3-month USD LIBOR + 1.230% 10/31/2023	4.036%	1,600,000	1,601,610
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.770% 02/26/2024	3.780%	1,025,000	1,025,427
Total			31,395,743
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital(b)
3-month USD LIBOR + 1.650% 02/01/2024	4.432%	800,000	804,403
Comcast Corp.(b)
3-month USD LIBOR + 0.630% 04/15/2024	3.142%	875,000	874,733
Total			1,679,136
Chemicals 0.2%
DuPont de Nemours, Inc.(b)
3-month USD LIBOR + 1.110% 11/15/2023	4.015%	850,000	854,089

Columbia Commodity Strategy Fund | First Quarter Report 2022	3

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.5%
Caterpillar Financial Services Corp.
03/01/2023	0.250%	950,000	934,393
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.550% 06/07/2023	2.176%	935,000	936,469
Total			1,870,862
Diversified Manufacturing 0.5%
General Electric Co.
10/09/2022	2.700%	970,000	969,322
Siemens Financieringsmaatschappij NV(a)
03/11/2023	0.400%	950,000	934,389
Total			1,903,711
Electric 2.0%
American Electric Power Co., Inc.
12/15/2022	2.950%	825,000	822,111
CenterPoint Energy, Inc.(b)
SOFR + 0.650% 05/13/2024	2.940%	505,000	504,433
Consumers Energy Co.
08/15/2023	3.375%	850,000	847,776
DTE Energy Co.(d)
11/01/2024	4.220%	1,025,000	1,021,129
Duke Energy Corp.(b)
SOFR + 0.250% 06/10/2023	2.540%	832,000	827,736
Eversource Energy(b)
SOFR + 0.250% 08/15/2023	2.540%	850,000	844,033
Mississippi Power Co.(b)
SOFR + 0.300% 06/28/2024	2.590%	800,000	785,873
NextEra Energy Capital Holdings, Inc.(b)
SOFR + 1.020% 03/21/2024	3.310%	675,000	670,287
PPL Electric Utilities Corp.(b)
SOFR + 0.330% 06/24/2024	2.620%	850,000	848,332
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	611,000	586,963
Total			7,758,673
Food and Beverage 0.8%
Campbell Soup Co.
03/15/2023	3.650%	800,000	798,961
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConAgra Foods, Inc.
01/25/2023	3.200%	800,000	796,956
Mondelez International, Inc.
03/17/2024	2.125%	799,000	777,979
Tyson Foods, Inc.
09/28/2023	3.900%	800,000	799,680
Total			3,173,576
Health Care 1.1%
Becton Dickinson and Co.
06/06/2024	3.363%	875,000	865,055
Cigna Corp.(b)
3-month USD LIBOR + 0.890% 07/15/2023	3.402%	650,000	651,641
CVS Health Corp.
12/01/2022	2.750%	850,000	850,000
08/15/2024	2.625%	700,000	683,650
Thermo Fisher Scientific, Inc.(b)
SOFR + 0.350% 04/18/2023	2.640%	950,000	948,628
Total			3,998,974
Healthcare Insurance 0.2%
Wellpoint, Inc.
08/15/2024	3.500%	875,000	865,350
Independent Energy 0.2%
Pioneer Natural Resources Co.
05/15/2023	0.550%	700,000	683,214
Integrated Energy 0.5%
Chevron USA, Inc.(b)
3-month USD LIBOR + 0.200% 08/11/2023	3.121%	700,000	698,941
Shell International Finance BV(b)
3-month USD LIBOR + 0.400% 11/13/2023	3.305%	1,150,000	1,152,268
Total			1,851,209
Life Insurance 0.7%
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	915,000	852,557
New York Life Global Funding(a),(b)
SOFR + 0.220% 02/02/2023	2.510%	771,000	769,970
Principal Life Global Funding II(a)
01/08/2024	0.500%	900,000	856,496
Total			2,479,023

4	Columbia Commodity Strategy Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.5%
Magallanes, Inc.(a),(b)
SOFR + 1.780% 03/15/2024	4.070%	880,000	879,716
Walt Disney Co. (The)(b)
3-month USD LIBOR + 0.390% 09/01/2022	1.970%	600,000	599,996
Walt Disney Co. (The)
09/15/2024	3.700%	591,000	588,601
Total			2,068,313
Midstream 1.4%
Enbridge, Inc.
02/16/2024	2.150%	611,000	592,701
Energy Transfer Partners LP
02/01/2023	3.600%	1,100,000	1,095,647
Enterprise Products Operating LLC
02/15/2024	3.900%	850,000	846,986
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	579,000	579,124
05/01/2024	4.300%	250,000	250,962
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	775,000	768,948
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	425,000	412,578
Williams Companies, Inc. (The)
06/24/2024	4.550%	544,000	545,316
Williams Partners LP
03/04/2024	4.300%	290,000	289,950
Total			5,382,212
Pharmaceuticals 1.2%
AbbVie, Inc.(b)
3-month USD LIBOR + 0.650% 11/21/2022	3.634%	1,000,000	1,000,825
Amgen, Inc.
05/22/2024	3.625%	1,000,000	995,885
Astrazeneca Finance LLC
05/28/2024	0.700%	925,000	876,831
Bristol-Myers Squibb Co.
11/13/2023	0.537%	800,000	773,257
Roche Holdings, Inc.(a),(b)
SOFR + 0.330% 09/11/2023	2.620%	800,000	798,735
Total			4,445,533
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/15/2024	3.350%	875,000	869,894
Loews Corp.
05/15/2023	2.625%	850,000	843,049
Total			1,712,943
Railroads 0.4%
CSX Corp.
08/01/2024	3.400%	866,000	857,315
Union Pacific Corp.
01/15/2023	2.950%	768,000	766,520
Total			1,623,835
Technology 1.7%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	800,000	794,101
Fidelity National Information Services, Inc.
03/01/2023	0.375%	875,000	859,076
International Business Machines Corp.
02/12/2024	3.625%	707,000	705,297
Microchip Technology, Inc.
02/15/2024	0.972%	800,000	760,462
NXP BV/Funding LLC
03/01/2024	4.875%	850,000	854,164
Oracle Corp.
09/15/2023	2.400%	850,000	835,071
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.730% 01/30/2023	3.536%	965,000	966,705
RELX Capital, Inc.
03/16/2023	3.500%	800,000	797,365
Total			6,572,241
Transportation Services 0.2%
ERAC USA Finance LLC(a)
11/01/2023	2.700%	850,000	834,118
Wireless 0.2%
American Tower Corp.
01/31/2023	3.500%	860,000	859,334
Wirelines 0.7%
AT&T, Inc.(b)
3-month USD LIBOR + 1.180% 06/12/2024	2.901%	1,250,000	1,253,211

Columbia Commodity Strategy Fund | First Quarter Report 2022	5

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.(b)
SOFR + 0.500% 03/22/2024	2.790%	1,250,000	1,240,218
Total			2,493,429
Total Corporate Bonds & Notes (Cost $89,470,510)			88,448,813

Foreign Government Obligations(e) 0.4%

Canada 0.4%
Province of Ontario
01/24/2023	1.750%	840,000	834,721
Province of Quebec
02/13/2023	2.625%	828,000	825,289
Total			1,660,010
Total Foreign Government Obligations (Cost $1,675,986)			1,660,010

Residential Mortgage-Backed Securities - Non-Agency 2.5%

Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	5.294%	1,017,237	1,016,744
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	3.183%	1,350,000	1,320,511
CFMT LLC(a),(c)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	507,393	486,216
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R02 Class 2M1
30-day Average SOFR + 1.200% 01/25/2042	3.383%	2,321,855	2,308,915
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	4.083%	712,789	712,030
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	589,752	541,667
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	1,035,363	975,837
VCAT LLC(a),(c)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	1,608,155	1,480,574
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	869,061	802,831
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $10,032,712)			9,645,325

U.S. Government & Agency Obligations 0.5%

Federal Farm Credit Banks Funding Corp.(b)
SOFR + 0.060% 12/27/2023	2.350%	425,000	425,031
SOFR + 0.090% 02/09/2024	2.330%	1,300,000	1,299,005
Total U.S. Government & Agency Obligations (Cost $1,725,000)			1,724,036

U.S. Treasury Obligations 0.4%

U.S. Treasury
12/31/2022	0.125%	1,700,000	1,683,066
Total U.S. Treasury Obligations (Cost $1,685,027)			1,683,066

Money Market Funds 38.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(f),(g)	149,141,899	149,067,328
Total Money Market Funds (Cost $149,068,764)		149,067,328
Total Investments in Securities (Cost: $321,350,834)		319,140,682
Other Assets & Liabilities, Net		63,944,425
Net Assets		383,085,107

At August 31, 2022, securities and/or cash totaling $37,079,623 were pledged as collateral.
6	Columbia Commodity Strategy Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	19	09/2022	USD	1,817,160	107,739	—
Brent Crude	117	09/2022	USD	11,189,880	—	(727,163)
Brent Crude	57	11/2022	USD	5,297,010	—	(268,620)
Brent Crude	59	01/2023	USD	5,354,840	—	(719,472)
Brent Crude	15	03/2023	USD	1,337,850	49,969	—
Brent Crude	105	03/2023	USD	9,364,950	—	(51,055)
Cocoa	43	12/2022	USD	1,037,590	29,170	—
Coffee	6	12/2022	USD	529,313	46,127	—
Coffee	56	03/2023	USD	4,800,600	357,848	—
Coffee	29	05/2023	USD	2,446,875	173,660	—
Copper	25	12/2022	USD	2,199,063	—	(73,038)
Copper	11	03/2023	USD	967,175	52,249	—
Copper	79	03/2023	USD	6,946,075	—	(405,417)
Copper	45	05/2023	USD	3,956,625	—	(134,734)
Corn	115	12/2022	USD	3,855,375	309,863	—
Corn	314	03/2023	USD	10,621,050	488,214	—
Corn	156	05/2023	USD	5,290,350	373,387	—
Cotton	123	12/2022	USD	6,962,415	336,378	—
Cotton	6	03/2023	USD	330,420	75,327	—
Cotton	42	03/2023	USD	2,312,940	—	(131,697)
Cotton	25	05/2023	USD	1,342,125	142,580	—
Feeder Cattle	2	10/2022	USD	183,475	1,108	—
Gas Oil	37	11/2022	USD	3,853,550	261,140	—
Gas Oil	19	01/2023	USD	1,871,500	36,492	—
Gas Oil	8	01/2023	USD	788,000	—	(7,385)
Gas Oil	57	03/2023	USD	5,369,400	—	(157,702)
Gas Oil	30	05/2023	USD	2,734,500	55,219	—
Gold 100 oz.	57	12/2022	USD	9,839,340	—	(944,613)
Gold 100 oz.	72	02/2023	USD	12,520,080	—	(288,440)
Gold 100 oz.	144	04/2023	USD	25,212,960	—	(709,071)
Lead	28	11/2022	USD	1,366,050	—	(148,849)
Lean Hogs	92	10/2022	USD	3,368,120	—	(69,394)
Lean Hogs	37	12/2022	USD	1,241,350	—	(49,212)
Lean Hogs	35	02/2023	USD	1,229,200	—	(23,995)
Lean Hogs	67	04/2023	USD	2,462,250	—	(35,750)
Live Cattle	49	10/2022	USD	2,794,470	27,983	—
Live Cattle	5	12/2022	USD	296,950	3,701	—
Live Cattle	35	12/2022	USD	2,078,650	—	(9,520)
Live Cattle	39	02/2023	USD	2,391,870	23,266	—
Live Cattle	76	04/2023	USD	4,781,160	17,974	—
Natural Gas	170	10/2022	USD	15,621,300	2,016,311	—
Natural Gas	141	12/2022	USD	13,248,360	1,616,709	—
Natural Gas	298	02/2023	USD	22,826,800	3,854,987	—
Natural Gas	46	02/2023	USD	3,523,600	—	(146,655)
Natural Gas	227	04/2023	USD	13,059,310	2,093,564	—
Nickel	4	11/2022	USD	513,648	—	(3,622)
Nickel	14	01/2023	USD	1,803,396	—	(265,525)
Nickel	29	03/2023	USD	3,746,046	—	(222,904)
Nickel	14	05/2023	USD	1,814,148	—	(77,950)
NY Harbor ULSD	29	02/2023	USD	4,039,741	—	(79,086)
NY Harbor ULSD Heat Oil	25	10/2022	USD	3,789,450	384,018	—
NY Harbor ULSD Heat Oil	14	12/2022	USD	2,048,298	59,315	—
NY Harbor ULSD Heat Oil	1	02/2023	USD	139,301	3,327	—
NY Harbor ULSD Heat Oil	16	04/2023	USD	2,108,870	77,971	—
Primary Aluminum	24	11/2022	USD	1,415,700	—	(367,416)
Columbia Commodity Strategy Fund | First Quarter Report 2022	7

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Primary Aluminum	39	01/2023	USD	2,305,144	—	(337,733)
Primary Aluminum	79	03/2023	USD	4,685,194	—	(284,134)
Primary Aluminum	39	05/2023	USD	2,321,963	—	(102,767)
RBOB Gasoline	46	10/2022	USD	4,613,423	—	(549,523)
RBOB Gasoline	16	12/2022	USD	1,573,152	—	(341,943)
RBOB Gasoline	31	02/2023	USD	3,049,935	—	(364,116)
RBOB Gasoline	15	04/2023	USD	1,585,458	—	(93,287)
Silver	30	12/2022	USD	2,682,300	—	(400,457)
Silver	77	03/2023	USD	6,943,860	—	(928,605)
Silver	38	05/2023	USD	3,449,830	—	(509,934)
Soybean	124	11/2022	USD	8,819,500	—	(42,704)
Soybean	55	01/2023	USD	3,926,313	21,576	—
Soybean	92	03/2023	USD	6,578,000	257,988	—
Soybean	18	03/2023	USD	1,287,000	—	(85,235)
Soybean	55	05/2023	USD	3,936,625	—	(14,670)
Soybean Meal	98	12/2022	USD	4,067,980	239,191	—
Soybean Meal	57	01/2023	USD	2,336,430	48,805	—
Soybean Meal	116	03/2023	USD	4,658,560	87,167	—
Soybean Meal	59	05/2023	USD	2,348,790	15,594	—
Soybean Oil	61	12/2022	USD	2,469,768	19,915	—
Soybean Oil	59	01/2023	USD	2,356,224	784	—
Soybean Oil	107	03/2023	USD	4,205,100	466,012	—
Soybean Oil	12	03/2023	USD	471,600	—	(61,344)
Soybean Oil	60	05/2023	USD	2,327,040	6,334	—
Sugar #11	94	09/2022	USD	1,883,459	—	(21,284)
Sugar #11	274	02/2023	USD	5,453,258	—	(414,702)
Sugar #11	94	04/2023	USD	1,816,080	—	(33,639)
Wheat	34	12/2022	USD	1,551,250	73,705	—
Wheat	36	12/2022	USD	1,496,700	42,337	—
Wheat	73	03/2023	USD	3,326,063	—	(100,588)
Wheat	127	03/2023	USD	5,383,213	—	(297,204)
Wheat	63	05/2023	USD	2,698,763	60,771	—
Wheat	37	05/2023	USD	1,684,888	55,822	—
WTI Crude	97	10/2022	USD	8,635,910	—	(445,776)
WTI Crude	68	12/2022	USD	5,951,360	—	(412,802)
WTI Crude	139	02/2023	USD	11,931,760	—	(670,617)
WTI Crude	71	04/2023	USD	5,982,460	—	(58,849)
Zinc	85	11/2022	USD	7,379,063	—	(113,334)
Zinc	24	01/2023	USD	2,044,800	—	(52,363)
Zinc	48	03/2023	USD	4,018,800	247,144	—
Zinc	25	05/2023	USD	2,056,563	—	(34,881)
Total					14,718,741	(12,890,776)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(14)	12/2022	USD	(2,916,594)	2,265	—

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 2.541%	Receives Annually, Pays Annually	Morgan Stanley	04/28/2024	USD	17,750,000	233,796	—	—	233,796	—

8	Columbia Commodity Strategy Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2022 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	2.290%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2022, the total value of these securities amounted to $59,014,143, which represents 15.40% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2022.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2022.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.366%
	230,547,183	83,762,833	(165,242,487)	(201)	149,067,328	(31,478)	636,930	149,141,899
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Commodity Strategy Fund | First Quarter Report 2022	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT129_05_M01_(10/22)